Segment Information - Schedule of Segment Revenue, Profit or Loss, Assets and Liabilities Information (Detail) - CNY (¥) ¥ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Disclosure of operating segments [line items]
External revenue	¥ 108,880	¥ 105,649
Total revenue	108,880	105,649
Segment profit/losses) for the period	30,253	25,477
Other segment information
Segment assets	720,539	678,779
Segment liabilities	(289,673)	¥ (261,414)
E&P [member]
Disclosure of operating segments [line items]
External revenue	86,871		¥ 84,496
Intersegment revenue	9,728		8,484
Total revenue	96,599		92,980
Segment profit/losses) for the period	30,760		29,817
Other segment information
Segment assets	501,014		483,124
Segment liabilities	(318,278)		(331,313)
Trading business [member]
Disclosure of operating segments [line items]
External revenue	21,786		21,011
Intersegment revenue	(9,728)		(8,484)
Total revenue	12,058		12,527
Segment profit/losses) for the period	913		669
Other segment information
Segment assets	3,887		3,154
Segment liabilities	(2,412)		(2,125)
Corporate [member]
Disclosure of operating segments [line items]
External revenue	223		142
Total revenue	223		142
Segment profit/losses) for the period	(1,456)		(4,704)
Other segment information
Segment assets	411,332		425,330
Segment liabilities	(151,793)		(138,232)
Eliminations [member]
Disclosure of operating segments [line items]
Segment profit/losses) for the period	36		(305)
Other segment information
Segment assets	(195,694)		(232,829)
Segment liabilities	¥ 182,810		¥ 210,256